Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024
Pay vs Performance Disclosure
Adjustment To PEO Compensation, Footnote	2025 Adjustments to Calculate Compensation Actually Paid PEO:

Year	SCT Total Compensation	Deduct Grant Date Fair Value of Stock and Option Awards	Add Year-End Fair Value of Equity Awards Granted in Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Add Fair Value of Equity Awards Granted and Vested in the Year	Add Change in Fair Value of Vested Equity Awards Granted in Prior Years	Deduct Fair Value of Equity Awards that Failed to Meet Vesting Conditions in Year	Add Value of Dividends or other Earnings Paid on Equity Awards	Total Equity Adjustments	Total CAP
2025	$7,002,975	($4,964,000)	$6,440,297	$6,118,807	$0	$13,095	$0	$102,750	$12,674,948	$14,713,923

Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs:

Year	SCT Total Compensation	Deduct Grant Date Fair Value of Stock and Option Awards	Add Year-End Fair Value of Equity Awards Granted in Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Add Fair Value of Equity Awards Granted and Vested in the Year	Add Change in Fair Value of Vested Equity Awards Granted in Prior Years	Deduct Fair Value of Equity Awards that Failed to Meet Vesting Conditions in Year	Add Value of Dividends or other Earnings Paid on Equity Awards	Total Equity Adjustments	Total CAP
2025	$1,575,859	($769,708)	$993,655	$723,899	$0	$16,104	$0	$13,126	$1,746,784	$2,552,936

Relationship Between Compensation Actually Paid (CAP) and Performance Measures
The Pay versus Performance table above illustrates the following:

•Atmus achieved TSR of 141.7% and the peer group achieved TSR of 78.2% from May 26, 2023, through December 31, 2025.
•2025 CAP for both our PEO and our non-PEO NEOs is higher than Summary Compensation Table total compensation because our stock price increased 141.7%, and a significant proportion of PEO and non-PEO NEO pay is in the form of stock-based compensation.
•Atmus’ 2025 net income increased to $207.4 million from $185.6 million in 2024.
•Atmus’ 2025 Adjusted EBITDA increased to $353.5 million from $329.5 million in 2024. Adjusted EBITDA is the sole measure in our 2025 annual bonus and the 2022-2024 post-IPO stub cycle PSU award. The positive increase in Adjusted EBITDA contributed to a positive increase in CAP to our PEO and our non-PEO NEOs. Adjusted EBITDA is also a measure, along with ROIC, in the 2023-2025 PSU award and will have an effect on future CAP.

Tabular List of Performance Measures
The table below lists our most important performance measures used to link CAP for our NEOs to Atmus performance over the fiscal year ending December 31, 2025. These measures are used to determine payouts for our annual bonus and for our long-term incentive PSUs. We list only two financial performance measures in the table below because, during 2025, we used only two such measures to link CAP for our NEOs to Atmus performance. For more information on our incentive plan measures and goals, refer to the section titled “Compensation Discussion and Analysis.” The performance measures included in this table are not ranked by relative importance.

Most Important Metrics

Adjusted EBITDA
ROIC